COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

11.	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

The Company is not currently party to any legal proceedings, the adverse outcome of which, in the Company's management's opinion and in consultation with legal counsel, individually or in the aggregate, would have a material adverse effect on the Company's results of operations or financial position.

Lease Commitments

The Company has entered into operating lease agreements for its office locations in California, Virginia and Pennsylvania which expire at various times through September 30, 2020. Minimum future lease payments under these leases are as follows:

	Payments due by period
Contractual Obligations	Total	2019	2020	2021	2022
Operating Lease Obligations	$305,500	$90,600	$89,100	$71,900	$53,900
Total	$305,500	$90,600	$89,100	$71,900	$53,900